NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Note 8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable and capital lease obligations at consist of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$12,507,000	$10,880,000
Term loan, PNC	4,950,000	2,000,000
Capital lease obligations	1,444,000	1,871,000
Notes payable to sellers of acquired business	1,530,000	1,976,000
Junior subordinated notes	1,000,000	6,320,000
Subtotal	21,431,000	23,047,000
Less: Current portion of notes and capital obligations	(16,290,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$5,141,000	$8,992,000

 PNC Bank N.A. ("PNC")

The Company has a credit facility with PNC (the "Loan Facility"), secured by substantially all of its assets.  Simultaneously with the acquisition of NTW, the Company entered in to an amendment to the Loan Facility and paid an amendment fee of $50,000.  The Loan Facility now provides for maximum borrowings of $23,400,000 (increased from $19,000,000) consisting of the following:

(i)	a $18,000,000 revolving loan (includes inventory sub-limit of $12,250,000) and
(ii)	a $5,400,000 term loan and

  The Company borrowed an additional $2,840,000 under the revolving loan as part of the NTW Acquisition. The revolving loan bears interest at (a) the sum of PNC's base commercial lending rate as published from time to time ("PNC Rate") plus 2.00% or (b) the greater of the sum of the Eurodollar rate plus 3.5.  The revolving loan had an interest rate of 5.50% per annum at both September 30, 2012 and December 31, 2011, and an outstanding balance of $12,507,000 and $10,880,000, respectively. The maturity date of the revolving loan was extended from November 15, 2013 to November 30, 2016.

Each day, the Company's cash collections are swept directly by the bank to reduce the revolving loans and we then borrow according to a borrowing base. As such, the Company generally has no cash on hand. Because the revolving loans contain a subjective acceleration clause which could permit PNC to require repayment prior to maturity, the loans are classified with the current portion of notes and capital lease obligations.

The Company borrowed an additional $3,900,000 under the term loan as part of the NTW acquisition. The maturity date of the term loan was extended from December 2013 to June 2015 and bears interest, at the option of the Company, equal to (a) the greater of (i) the sum of the PNC Rate plus 6.5% and (ii) 11.5%, with respect to Domestic Rate Loans or (b) the greater of (i) the sum of the Eurodollar Rate plus 8.5% and (ii) 10.5%, with respect to Eurodollar Rate Loans.  Repayment under the term loan shall consist of 36 consecutive monthly principal installments, the first 35 of which will be in the amount of $150,000 commencing on the first business day of July 2012, with the 36th and final payment of any unpaid balance of principal and interest payable on the first business day of June 2015.  Additionally, there is a mandatory prepayment equal to 50% of Excess Cash Flow (as defined) for each fiscal quarter commencing with the fiscal quarter ended September 30, 2012, payable upon the delivery of the financial statements to PNC for such fiscal period, but no later than 45 days after the end of the fiscal period.   As of September 30, 2012, the amount due for the Excess Cash Flow was calculated as $752,000. At September 30, 2012 and December 31, 2011, the balance due under the term loan was $4,950,000 and $2,000,000, respectively.

The terms of the Loan Facility require that, among other things, the Company maintain certain financial ratios and levels of working capital. As of September 30, 2012 and December 31, 2011, the Company was in compliance with all terms of its credit facility with PNC.

   The Loan Facility also is secured by all assets of the Company and the Company's receivables are payable directly into a lockbox controlled by PNC (subject to the terms of the Loan Facility). PNC may use some elements of subjective business judgment in determining whether a material adverse change has occurred in the Company's condition, results of operations, assets, business, properties or prospects allowing it to demand repayment of the Loan Facility.

As of September 30, 2012 the future minimum principal payments for the term loan are as follows

For the twelve months ending	Amount
September 30, 2013	$2,552,000
September 30, 2014	1,800,000
September 30, 2015	598,000
PNC Term Loan Payable	4,950,000
Less: Current portion	(2,552,000)
Long-term portion	$2,398,000

Interest expense related to these credit facilities amounted to approximately $314,000 and $219,000 for the three months ended September 30, 2012 and 2011, respectively, and $723,000 and $695,000 for the nine months ended September 30, 2012 and 2011, respectively

On July16, 2012, the Company entered into the 18th amendment to our Credit Facility with PNC.  This amendment allowed for the repayment of $115,000 of our Junior Subordinated Notes (see discussion below).

Capital Leases Payable – Equipment

The Company is committed under several capital leases for manufacturing and computer equipment. All leases had bargain purchase options exercisable at the termination of each lease. Capital lease obligations totaled $1,444,000 and $1,871,000 as of September 30, 2012 and December 31, 2011, respectively, with various interest rates ranging from 7.7% to 9.5%.

As of September 30, 2012, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the twelve months ending	Amount
September 30, 2013	$711,000
September 30, 2014	550,000
September 30, 2015	207,000
September 30, 2016	155,000
Total future minimum lease payments	1,623,000
Less: imputed interest	(179,000)
Less: current portion	(598,000)
Total Long Term Portion	$846,000

Notes Payable - Sellers

As of September 30, 2012 and December 31, 2011, the balance owed to the sellers of Welding is:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Former Welding Stockholders	$1,530,000	$1,976,000
Less: Current Portion	(633,000)	(601,000)
Total long-term portion	$897,000	$1,375,000

In connection with the acquisition of Welding on August 24, 2007, the Company incurred a note payable (“Note”) to the former stockholders of Welding. Our obligation under the Note is subordinate to our indebtedness to PNC.

The Note and payment terms were adjusted and/or amended several times.  On October 1, 2010, the Company entered into letter agreement with the former stockholders of Welding.  It was agreed that all interest that had been accrued and not yet paid under prior arrangements would be capitalized into the principal balance of the note, making the new balance of the note $2,397,967.  Payments on the note began on October 1, 2010.  It was further agreed that payments would be made according to the following schedule: equal monthly installments of $40,000 on the first business day of each month until December 31, 2011, followed by equal monthly installments of $60,000 on the first business day of each month commencing on January 1, 2012 and continuing until the entire principal amount of the obligation is paid in full, which is estimated to be in January 2015.  Interest shall accrue at the rate of 7% per annum, and each payment will first apply to interest and then to principal.  At September 30, 2012 and December 31, 2011, the balance owed under the note was $1,530,000 and $1,976,000 respectively.

As of September 30, 2012, the future minimum payments for the note payable to the former stockholders of Welding are as follows:

For the twelve months ending	Amount
September 30, 2013	$633,000
September 30, 2014	679,000
September 30, 2015	218,000
Former WMI Stockholders Notes Payable	1,530,000
Less: Current portion	(633,000)
Long-term portion	$897,000

Interest expense related to notes payable to the former stockholders was $29,000 and $37,000 for the three months ended September 31, 2012 and 2011, respectively and $93,000 and $114,000 for the nine months ended September 30, 2012 and 2011 respectively.

Junior Subordinated Notes

In 2008, the Company sold in a series of private placements to accredited investors $5,545,000 of principal in junior subordinated notes, together with 983,324 shares of its common stock and 207,600 shares of Series B Convertible Preferred Stock (“Series B Preferred”), for a total purchase price of $5,545,000. The notes bear interest at the rate of 1% per month (or 12% per annum).

In the first quarter ended March 31, 2009, the Company sold in a private placement to accredited investors, an additional $445,000 of principal in notes together with 35,600 shares of our Series B Preferred for a total purchase price of $445,000.

In connection with the offering of the Company's junior subordinated notes and Series B Preferred which commenced in September 2008, the Company issued to Taglich Brothers, Inc. ("Taglich"), as placement agent, a junior subordinated note in the principal amount of $510,000 and 39,640 shares of Series B Preferred. The terms of the note issued to Taglich are identical to the notes. In addition, the Company issued a warrant to purchase 137,138 shares of its Series B Preferred to Taglich. In connection with the amounts raised in 2009, the Company issued Taglich 3,560 shares of Preferred Series B and will issue to Taglich a note on the same terms as the Junior Subordinated Notes referred to above for commission of $44,500.

In conjunction with the Private Placement of our common stock to raise money for the acquisition of NTW, we solicited the holders of our Junior Subordinated Notes to convert their notes to Common Stock at a price of $6.00 per share. On June 29, 2012, we issued 867,461 shares of our common stock in exchange for approximately $5,204,000 of our Junior Subordinated Notes. On July 26, 2012, we repaid $115,000 of our Junior Subordinated Notes along with the accrued interest thereon of approximately $1,000.

The due date of the remaining notes were extended from November 18, 2013 to mature on November 30, 2016 and are subordinated to the Company's obligations to PNC.

The balance owed at September 30, 2012 and December 31, 2011 amounted to $1,000,000 and $6,320,000, respectively.

Interest expense amounted to $30,000 and $196,000 for the three months ended September 30, 2012 and 2011, respectively and $409,000 and $583,000 for the nine months ended September 30, 2012 and 2011 respectively.

Note 8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable and capital lease obligations at December 31, consist of the following:

	December 31,	December 31,
	2011	2010

Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$10,880,000	$11,164,000
Term loan, PNC	2,000,000	3,000,000
Capital lease obligations	1,871,000	1,508,000
Notes payable to sellers of acquired businesses	1,976,000	2,354,000
Junior subordinated notes	6,320,000	6,450,000
Subtotal	23,047,000	24,476,000
Less: Current portion of notes and capital obligations	(14,055,000)	(12,940,000)
Notes payable and capital lease obligations, net of current portion	$8,992,000	$11,536,000

PNC Bank N.A. ("PNC")

On November 30, 2005, the Company executed a credit facility with PNC (the "Loan Facility"), secured by substantially all of its assets. The Loan Facility provided for maximum borrowings of $19,000,000 consisting of the following:

(i)	a $14,000,000 revolving loan
(ii)	a $3,500,000 term loan and

(iii)	a $1,500,000 equipment financing loan

On November 30, 2010, the Company executed a renewal and amendment to the Loan Facility with PNC providing for the following:

(i)	a $16,000,000 revolving loan
(ii)	a $3,000,000 term loan and

(iii)	included Welding Metallurgy as one of the borrowers

The revolving loan originally bore interest, at the option of the Company, that is based on (i) the higher of (A) PNC's base commercial lending rate as published from time to time ("PNC Rate") plus 0.25% or (B) the Federal Funds rate plus 0.5%, or (ii) the Eurodollar Rate for the Interest Period selected by the Company plus 2.5%.The revolving loan had an interest rate of 5.50% per annum at both December 31, 2011 and 2010, and an outstanding balance of $10,880,000 and $11,164,000, respectively. The revolving loan was payable in full in April 2010 but the maturity date was extended to November 15, 2013 by the renewal and amendment executed on November 30, 2010 as discussed below. The interest rates were amended as part of the Ninth Amendment to the Loan Facility (see discussion below).

Each day, the Company's cash collections are swept directly by the bank to reduce the revolving loans and we then borrow according to a borrowing base. As such, the Company generally has no cash on hand. Because the revolving loans contain a subjective acceleration clause which could permit PNC to require repayment prior to maturity, the loans are classified with the current portion of notes and capital lease obligations.

The new term loan in the amount of $3,000,000 matures in December 2013 and bears interest, at the option of the Company equal to (a) the greater of (i) the sum of the PNC Rate plus 6.5% and (ii) 11.5%, with respect to Domestic Rate Loans or (b) the greater of (i) the sum of the Eurodollar Rate plus 8.5% and (ii) 10.5%, with respect to Eurodollar Rate Loans.  The proceeds of this term loan were used to repay the entire balance due Steel City Capital Funding LLC (see below).  Repayment under the term loan shall consist of 36 consecutive monthly principal installments, the first 35 of which will be in the amount of $83,330 commencing on the first business day of January 2011, with the 36th and final payment of any unpaid balance of principal and interest payable on the first business day of December 2013.  Additionally, there is a mandatory prepayment of equal to 50% of Excess Cash Flow (as defined) for each fiscal year commencing with the fiscal year 2011, payable upon the delivery of the financial statements to PNC for such fiscal period, but no later than 90 days after the end of the fiscal year.  This has been calculated to be approximately $1,295,000 for the year ended December 31, 2011.  At December 31, 2011 and 2010, the balance due under the term loan was $2,000,000 and $3,000,000, respectively.

To the extent that the Company disposes of collateral used to secure the Loan Facility, other than inventory, the Company must promptly repay the draws on the credit facility in amount equal to the net proceeds of such sale.

The terms of the Loan Facility require that, among other things, the Company maintain certain financial ratios and levels of working capital. As of December 31, 2011 and 2010, the Company was in compliance with all terms of its credit facility with PNC bank.

The Loan Facility also is secured by all assets of the Company and the Company's receivables are payable directly into a lockbox controlled by PNC (subject to the terms of the Loan Facility). PNC may use some elements of subjective business judgment in determining whether a material adverse change has occurred in the Company's condition, results of operations, assets, business, properties or prospects allowing it to demand repayment of the Loan Facility.

The Company executed Amendments Eleven to Fourteen to the Loan Facility in 2010.  These Amendments included the following:

·	Waived prior defaults
·	Amended the financial ratios

·	Amended the formula to determine the amounts of revolving advances permitted to be borrowed under the Loan Facility.
·	Reduced the availability reserve so that the excess availability created by the reduction will be utilized to payoff in full the term loan and equipment loans.

·	Amended the revolving interest rate to (a) the sum of PNC Rate plus 2.25% or (b) the greater of (i) the sum of the Eurodollar rate plus 3.5% and (ii) 5.5%.
·	The Company paid amendment fees ranging from $10,000 to $25,000.

Effective November 30, 2010, the Fifteenth Amendment to the Loan Facility was signed.  The terms of the Fifteenth Amendment included the following:

·	Waived prior defaults
·	Extended the due date of the Loan Facility to November 15, 2013

·	Amend the financial ratios
·	Increase the inventory sub-limit to $11,250,000

·	Increase the Maximum Revolving advance to $16,000,000
·	Include Welding Metallurgy as a borrower under the revolving portion of the Loan Facility

·	Include a term loan in the amount of $3,000,000 (discussed above)
·	The Company paid an amendment fee of $95,000.

  Steel City Capital Funding LLC ("SCCF")

In connection with the Welding acquisition, SCCF provided a Term Loan (the "SCCF Loan Agreement") of $4,500,000, which was originally payable on August 24, 2010. Borrowings under the SCCF Loan Agreement originally bore interest, payable monthly, generally at a rate of 6% over the base commercial lending rate of PNC as publicly announced to be in effect from time to time.

The Company executed Amendments Five through Eight to the SCCF Loan Agreement in 2010.  These Amendments included the following:

·	Waived prior defaults
·	Amended the financial ratios to include all entities (except Sigma) in the calculations

·	Amended the interest rate to (a) the sum of (i) the greater of (1) PNC Rate or (2) 4.75% plus (ii) 6% for domestic loans and (b) the sum of (i) the greater of (1) the Eurodollar Rate or (2) 2.25% plus (ii) 8.5% for Eurodollar Rate loans.
·	Prohibited cash payments to vendors of Sigma in excess of $150,000 in the aggregate during each of (i) the period September 1, 2009 through December 31, 2009, and (ii) each calendar year commencing January 1, 2010.

·	The Company paid amendment fees of ranging from $10,000 to $15,000.

On November 30, 2010, the Company entered into a renewal and amendment of the credit facility with PNC.  Under the terms of that amendment, SCCF was paid in full.  This payment was funded by the proceeds of the $3,000,000 term loan with PNC as well as with proceeds from the revolving line of credit.  The Company paid a fee of $10,000 to SCCF to terminate the SCCF Loan Agreement. At both December 31, 2011 and 2010, there was no balance owed on the SCCF Loan Agreement.

     At December 31, 2011, future minimum principal payments of the new PNC term loan are as follows:

For the twelve months ending	Amount
December 31, 2012	$2,000,000
PNC Term Loan Payable	2,000,000
Less: Current portion	(2,000,000)
Long-term portion	$-

Interest expense related to these credit facilities amounted to approximately $918,000 and $989,000 for the years ended December 31, 2011 and 2010, respectively.

Capital Leases Payable – Equipment

The Company is committed under several capital leases for manufacturing and computer equipment. All leases had bargain purchase options exercisable at the termination of each lease. Capital lease obligations totaled $1,871,000 and $1,508,000 as of December 31, 2011 and 2010, respectively, with various interest rates ranging from 7.7% to 9.5%.

     As of December 31, 2011, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the twelve months ending	Amount
December 31, 2012	$711,000
December 31, 2013	711,000
December 31, 2014	424,000
December 31, 2015	207,000
December 31, 2016	104,000
Total future minimum lease payments	2,157,000
Less: imputed interest	(286,000)
Less: current portion	(574,000)
Total Long Term Portion	$1,297,000

In May 2011, the Company entered into a five-year capital lease for new machinery.  The purchase price of the machinery was approximately $1,182,000.  The Company paid approximately $355,000 in cash and entered into a new capital lease in the amount of $827,000.  Monthly payments on the new lease began in July 2011 in the amount of $17,267 through June 2016.  The interest rate on this lease is 9.2%.

Notes Payable - Sellers

As of December 31, the balances owed to the sellers by acquisition are:

	2011	2010

AIM	$-	$48,000
Welding	1,976,000	2,306,000
Subtotal	1,976,000	2,354,000
Less: Current Portion	(601,000)	(378,000)
Total long-term portion	$1,375,000	$1,976,000

AIM

On November 30, 2005, in connection with the acquisition of AIM, the Company issued notes payable for an aggregate of $1,627,000 to three former AIM shareholders, two of whom have remained as part of the Company's senior management and are also stockholders of the Company.

The remaining principal balance at December 31, 2010 of $48,000 along with accrued interest in the amount of $500 was paid on January 4, 2011 and there is no further obligation under this note.

Welding

In connection with the acquisition of Welding, the Company incurred a note payable (“Old Note”) to the former stockholders of Welding.

In August 2008, the Company and the former stockholders reached an agreement restructuring the Company’s obligation under this note by executing an Amended and Restated Subordinated Promissory Note ( “New Note”). The principal balance of this New Note was $2,050,000 (consisting of $2,000,000 principal amount of the promissory note dated August 25, 2007, plus an unpaid working capital adjustment in the amount of $50,000) bearing interest at 7% per annum. Payments due under the New Note were:  $25,000 on each of October 31, 2008 and December 31, 2008, an additional $50,000 on March 31, 2009, followed by 19 equal consecutive quarterly installments of $100,000, commencing on June 30, 2009 and continuing through December 31, 2013, payable on the last business day of each March, June, September and December, commencing June 30, 2009 and continuing through and including December 31, 2013, with one final payment of $50,000 on March 31, 2014,  plus accrued interest thereon at the rate of 7% per annum from August 28, 2008.

The Company made the payments due on October 31, 2008 and December 31, 2008, leaving a principal balance due of $2,044,000 due at December 31, 2008. The balance owed at December 31, 2009 amounted to $2,044,000.

Our obligation under the Old Note and New Note were subordinate to our indebtedness to PNC and SCCF. In March 2009, the Company received a notice from SCCF, exercising their right to block payments under the New Note. Accordingly, the payment due on March 31, 2009 was not made.  In April 2009, the Company received a notice from the holders of the New Note that an event of default had occurred, and accordingly, interest under the New Note would now accrue at 11% per annum. Per the terms of the fourth amendment to the SCCF Loan, all payments have been blocked until April 30, 2010. As a result of this, the Company had entered into a modification agreement with the holder of the New Note to amend the payment terms. The Company paid a fee to the holder of $50,000 to modify the loan agreement to block the payments until April 30, 2010 and accrue interest at a rate of 9% per annum.

     On October 1, 2010, the Company entered into letter agreement with the former stockholders of Welding.  It was agreed that all interest that had been accrued and not yet paid would be capitalized into the principal balance of the note, making the new balance of the note $2,397,967.  Payments on the note began on October 1, 2010.  It was further agreed that payments would be made according to the following schedule: equal monthly installments of $40,000 on the first business day of each month until December 31, 2011, followed by equal monthly installments of $60,000 on the first business day of each month commencing on January 1, 2012 and continuing until the entire principal amount of the obligation is paid in full, which is estimated to be in January 2015.  Interest shall accrue at the rate of 7% per annum, and each payment will first apply to interest and then principal.  At December 31, 2011 and 2010, the balance owed under the note was $1,976,000 and $2,306,000 respectively.

     As of December 31, 2011, the future minimum payments for the note payable to the former stockholders of Welding Metallurgy are as follows:

For the twelve months ending	Amount
December 31, 2012	$601,000
December 31, 2013	644,000
December 31, 2014	690,000
December 31, 2015	41,000
Former WMI Shareholder Notes Payable	1,976,000
Less: Current portion	(601,000)
Long-term portion	$1,375,000

Interest expense related to notes payable to the former stockholder was $149,000 and $182,000 for the year ended December 31, 2011 and 2010, respectively.

Junior Subordinated Notes

In 2008, the Company sold in a series of private placements to accredited investors $5,545,000 of principal in junior subordinated notes, together with 983,324 shares of its common stock  and 207,600 shares of Series B Convertible Preferred Stock (“Series B Preferred”), for a total purchase price of $5,545,000. The notes, which were originally payable on May 31, 2010, or earlier upon completion of one or a series of financings resulting in aggregate gross proceeds of at least $10 million, bear interest at the rate of 1% per month (or 12% per annum).

In the first quarter ended March 31, 2009, the Company sold in a private placement to accredited investors, an additional $445,000 of principal in notes together with 35,600 shares of our Series B Preferred for a total purchase price of $445,000.

The notes are subordinated to the Company's senior indebtedness.

In connection with the offering of the Company's junior subordinated notes and Series B Preferred which commenced in September 2008 (see Note 9 Stockholders' Equity), the Company issued to Taglich Brothers, Inc. ("Taglich"), as placement agent, a junior subordinated note in the principal amount of $510,000 and 39,640 shares of Series B Preferred, The terms of the note issued to Taglich are identical to the notes.  In addition, the Company issued a warrant to purchase 137,138 shares of its Series B Preferred to Taglich (see Note 9 Stockholders' Equity).   In connection with the amounts raised in 2009, the Company issued Taglich 3,560 shares of Preferred Series B and will issue to Taglich a note on the same terms as the junior subordinated note referred to above for commission of $44,500.

In May 2010, the maturity dates of the notes were extended by the holders to September 30, 2010.  On October 1, 2010, a payment in the amount of $50,000 was made to one of the note holders in full satisfaction of a note.  During November 2010, the maturity dates of the notes were extended to November 18, 2013. During December 2011, payments of $30,000 and $100,000 were made to two individual note holders in full satisfaction of their notes.

The balance owed at December 31, 2011 and 2010 amounted to $6,320,000 and $6,450,000, respectively.

Amortization of debt discount amounted to $0 and $1,323,000 for the years ended December 31, 2011 and 2010, respectively.  Interest expense amounted to $777,000 and $778,000 for the years ended December 31, 2011 and 2010, respectively.